UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03310

Name of Fund:	Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 10/31/2008

Item 1 – Report to Stockholders

Annual Report
October 31, 2008

Merrill Lynch Retirement
Reserves Money Fund

Of Merrill Lynch Retirement Series Trust

2	MERRILL LYNCH RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2008

A Letter to Shareholders

Dear Shareholder

It has been a tumultuous period for investors, marked by almost daily headlines of deepening turmoil in financial markets and a darkening economic outlook. The news took an extraordinarily heavy tone late in the period as the credit crisis boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of a market and economic collapse and prompting a series of new government programs designed to contain and combat the fallout.

The Federal Reserve Board (the “Fed”) has taken decisive measures to restore liquidity and stabilize the financial system. Key moves included slashing the target federal funds rate 250 basis points (2.50%) between November 2007 and April 2008 and providing massive cash injections and lending programs. In October, as credit conditions further deteriorated, the central bank cut the key interest rate by 50 basis points on two separate occasions — on October 8 in coordination with five other global central banks, and again during its regularly scheduled meeting on October 29. This left the key short-term rate at just 1.0%, its lowest level since 2004. While the U.S. economy appeared fairly resilient through the second quarter of 2008, the third quarter saw a contraction of 0.5%, and a more significant decline is expected for the fourth quarter. Moreover, on December 1, the National Bureau of Economic Research confirmed that the U.S. had entered a recession in December 2007.

Against this backdrop, U.S. equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Losses were significant and broad-based, though small-cap stocks fared moderately better than their larger counterparts. Non-U.S. markets decelerated at a considerably faster pace than domestic equities — a stark reversal of recent years’ trends, when international stocks generally outpaced U.S. stocks.

Treasury issues also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose) and outperformed other fixed income assets as investors continued their flight to higher quality and more liquid securities. Tax-exempt issues generally underperformed, as problems among municipal bond insurers and the collapse in the market for auction rate securities afflicted the group throughout the course of the past year. At the same time, the above mentioned economic headwinds and malfunctioning credit markets plagued the high yield sector, with the third quarter of 2008 marking one of the worst periods in history for the asset class.

Facing unprecedented volatility and macro pressures, the major benchmark indexes generally recorded losses for the six- and 12-month reporting periods:

Total Returns as of October 31, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	(29.28)%	(36.10)%

Small cap U.S. equities (Russell 2000 Index)	(24.39)	(34.16)

International equities (MSCI Europe, Australasia, Far East Index)	(41.21)	(46.62)

Fixed income (Barclays Capital U.S. Aggregate Index*)	(3.63)	0.30

Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	(4.70)	(3.30)

High yield bonds (Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index*)	(24.86)	(25.41)

*	Formerly a Lehman Brothers Index.

Past performance is no guarantee of future results. Index performance shown is for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on May 1, 2008 and held through October 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]

	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[1]

Class I	$1,000	$1,012.30	$2.63	$1,000	$1,022.49	$2.64
Class II	$1,000	$1,012.10	$2.78	$1,000	$1,022.33	$2.80

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.52% for Class I and 0.55% for Class II), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

Portfolio Summary

Portfolio Composition as a Percent of Net Assets

	10/31/08	10/31/07

Certificates of Deposit	3%	2%
Certificates of Deposit — Yankee	25	28
Commercial Paper	61	56
Corporate Notes	3	9
Funding Agreements	3	3
U.S. Government Agency & Instrumentality Obligations — Non-Discount Notes	6	—
Repurchase Agreements	2	3
Liabilities in Excess of Other Assets	(3)	(1)

Total	100%	100%

Current Seven-Day Yields

As of October 31, 2008

Class I	2.87%
Class II	2.84%

Past performance is not indicative of future results.

4	MERRILL LYNCH RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2008

Schedule of Investments October 31, 2008	(Percentages shown are based on Net Assets)

Issue	Par (000)	Value

Certificates of Deposit — 3.2%

Citibank, NA, 3.40%, 1/27/09	$55,000	$55,000,000
HSBC Bank USA, 2.50%, 11/06/08	9,000	9,000,000
State Street Bank and Trust Co., 4.13%, 11/05/08	100,000	100,000,000
Wachovia Bank, NA, 4.608%, 8/04/09 (a)	30,100	30,100,000

Total Certificates of Deposit		194,100,000

Certificates of Deposit — Yankee (b) — 25.2%

BNP Paribas, NY:
2.85%, 12/04/08	12,000	12,000,000
2.845%, 12/08/08	51,970	51,970,000
3.05%, 1/15/09	28,000	28,000,000
3.12%, 2/20/09	50,000	50,000,000
3.47%, 2/27/09	40,000	40,000,000

Banco Bilbao Vizcaya Argentaria SA, NY:
3.185%, 12/23/08	45,200	45,193,415
3.185%, 12/24/08	35,000	35,000,000
3.61%, 1/30/09	82,650	82,652,070

Banco Santander, NY:
3.70%, 2/24/09	97,000	97,000,000
3.15%, 3/03/09	50,000	50,000,825

Bank of Montreal, Chicago:
2.903%, 11/10/08 (a)	45,300	45,300,000
3.20%, 11/24/08	75,000	75,000,000

Barclays Bank Plc, NY:
2.75%, 11/21/08	77,000	77,000,000
2.81%, 12/09/08	54,000	54,000,000
3.25%, 12/29/08	50,000	50,000,000

DnB NOR Bank ASA, NY:
2.84%, 12/05/08	10,000	10,000,000
3.10%, 12/23/08	50,000	50,000,000

Deutsche Bank, NY, 3.414%, 1/21/09 (a)	39,620	39,620,000

Lloyd’s Bank Plc, NY, 3.35%, 12/22/08	50,000	50,010,775

Nordea Bank Finland Plc, NY, 3.41%, 10/24/09	50,000	50,000,000

Rabobank Nederland NV, NY, 3.01%, 2/19/09	31,500	31,500,000

Royal Bank of Scotland, NY:
2.80%, 11/20/08	25,000	25,000,000
3.14%, 3/09/09	75,000	75,000,000

SanPaolo IMI SpA, NY:
2.86%, 12/04/08	26,425	26,425,000
2.86%, 12/05/08	41,610	41,610,000
3.24%, 3/04/09	42,000	42,000,000

Société Générale, NY:
2.915%, 11/14/08	50,000	50,000,096
2.92%, 12/05/08	46,000	46,000,000
3.18%, 12/23/08	32,000	32,000,463

Svenska Handelsbanken, NY, 2.96%, 2/03/09	50,000	50,001,268

Toronto-Dominion Bank, NY:
2.83%, 12/05/08	14,550	14,550,000
3.00%, 12/16/08	7,700	7,700,000
3.11%, 12/30/08	27,000	27,000,000
3.03%, 2/11/09	13,950	13,950,000

UBS AG, Stamford, 2.86%, 12/16/08	75,000	75,000,000

Total Certificates of Deposit — Yankee		1,550,483,912

Issue	Par (000)	Value

Commercial Paper — 60.9% (c)

Amstel Funding Corp., 0.75%, 11/03/08	$31,000	$30,998,063

Aspen Funding Corp., 0.30%, 11/03/08	18,000	17,999,550

Atlantis One Funding Corp.:
4.60%, 12/15/08	30,000	29,827,500
4.25%, 12/22/08	10,000	9,938,611
3.00%, 1/16/09	67,000	66,570,083
3.00%, 1/28/09	42,000	41,688,500

BASF AG, 3.35%, 11/05/08	10,000	9,995,347

BMW US Capital, LLC, 0.20%, 11/03/08	11,325	11,324,811

BNP Paribas Finance, Inc.:
2.93%, 11/26/08	72,000	71,847,640
2.755%, 12/09/08	50,000	49,850,771

Bank of America Corp.:
2.912%, 12/16/08	23,640	23,552,038
2.955%, 12/31/08	25,000	24,874,823
2.96%, 3/12/09	65,000	64,294,533

Barclays US Funding Corp., 3.48%, 12/19/08	75,000	74,644,750

Barton Capital Corp.:
4.00%, 11/05/08	90,000	89,950,000
4.47%, 12/12/08	101,000	100,481,533

CAFCO LLC:
3.80%, 11/18/08	30,000	29,943,000
3.55%, 1/23/09	75,000	74,378,750
3.10%, 2/19/09	12,000	11,885,300
3.00%, 2/20/09	20,000	19,813,333

Cancara Asset Securitization LLC, 3.60%, 11/18/08	100,000	99,820,000

Chariot Funding LLC:
4.00%, 11/03/08	130,000	129,956,667
3.95%, 11/14/08	174,900	174,631,334

Ciesco LLC:
3.20%, 2/13/09	65,000	64,393,333
3.10%, 2/18/09	35,000	34,668,472
3.05%, 2/20/09	22,000	21,791,244

Citigroup Funding Inc.:
2.90%, 11/04/08	40,000	39,987,111
2.93% – 4.30%, 11/07/08	79,000	78,945,935
2.86%, 11/18/08	51,000	50,927,070

ConocoPhillips, 0.20%, 11/03/08	1,000	999,983

Danske Corp.:
3.50%, 12/19/08	3,747	3,729,150
3.25%, 1/23/09	45,000	44,658,750

Dexia Delaware LLC, 2.775%, 12/10/08	60,000	59,815,000

DnB NOR Bank ASA, 3.30%, 11/21/08	100,000	99,807,500

Enterprise Funding Co. LLC, 2.925%, 1/27/09	8,000	7,942,800

Erasmus Capital Corp., 4.05%, 12/05/08	80,000	79,685,000

Falcon Asset Securitization Co. LLC, 4.00%, 11/26/08	44,635	44,506,055

Galleon Capital LLC, 3.00%, 11/14/08	20,000	19,976,667

Greenwich Capital Holdings, Inc., 0.60%, 11/03/08	20,000	19,999,000

See Notes to Financial Statements.

MERRILL LYNCH RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2008	5

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Issue	Par (000)	Value

Commercial Paper (c) (concluded)

ING U.S. Funding LLC:
4.03%, 11/03/08	$35,000	$34,988,246
3.17%, 11/25/08	60,000	59,867,917
2.705%, 12/04/08	26,000	25,933,577

JPMorgan Chase & Co.:
2.70%, 12/02/08	62,000	61,851,200
2.62%, 12/03/08	10,000	9,975,983
2.91%, 1/06/09	12,000	11,935,010

Jupiter Securitization Co. LLC:
4.00%, 11/03/08	50,000	49,983,333
2.60%, 11/18/08	25,000	24,967,500

KBC Financial Products International Ltd., 2.79%, 11/17/08	23,000	22,969,698

Kitty Hawk Funding Corp., 3.55%, 11/13/08	35,000	34,955,132

Liberty Street Funding LLC, 4.25%, 11/03/08	25,000	24,991,146

Lloyd’s TSB Bank Plc, 3.12%, 1/27/09	75,000	74,428,000

Nordea North America Inc.:
4.22%, 11/10/08	155,000	154,818,306
3.60%, 11/20/08	65,000	64,870,000

Park Avenue Receivables Co. LLC:
3.95%, 11/07/08	50,000	49,961,597
3.95%, 11/20/08	150,000	149,670,833
3.20%, 12/17/08	50,000	49,791,111

Prudential Funding LLC:
2.52%, 11/19/08	15,000	14,980,050
2.50%, 12/02/08	100,000	99,777,778

Rabobank USA Financial Corp., 3.23%, 12/22/08	125,000	124,416,806

Raiffeisen Zentralbank Oesterreich AG:
2.82%, 12/09/08	35,000	34,893,075
2.82%, 12/16/08	50,000	49,819,833

Regency Markets No. 1 LLC, 4.80%, 1/15/09	33,000	32,665,600

SanPaoIo MI U.S. Financial Co., 3.92%, 12/15/08	70,000	69,657,000

Santander Central Hispano Finance (Delaware), Inc., 3.71%, 12/16/08	75,000	74,644,458

Société Générale North America, Inc.:
4.25%, 11/07/08	50,000	49,958,681
2.76%, 12/11/08	5,000	4,984,283

Solitaire Funding LLC, 4.25%, 11/03/08	75,000	74,973,438

State Street Bank Corp., 2.63%, 12/09/08	10,000	9,971,508

Surrey Funding Corp., 3.15%, 11/05/08	3,000	2,998,688

Ticonderoga Funding LLC, 4.00%, 11/03/08	100,000	99,966,667

Toyota Motor Credit Corp., 2.60%, 12/01/08	20,000	19,955,222

UBS Finance (Delaware) LLC:
3.80%, 11/17/08	75,000	74,842,396
2.835%, 12/08/08	23,000	22,931,173

Yorktown Capital, LLC, 3.90%, 1/12/09	50,000	49,604,583

Total Commercial Paper		3,747,099,835

Issue	Par (000)	Value

Corporate Notes — 2.9%

Bank of Montreal, Chicago, 4.545%, 10/05/09 (a)	$48,750	$48,750,000

HSBC USA Inc., 5.219%, 10/15/09 (a)	8,895	8,895,000

ING Bank NV, 3.132%, 8/24/09 (a)	30,100	30,100,000

ING USA Global Funding Trust V, 3.513%, 9/18/09 (a)	14,475	14,475,000

Lloyd’s TSB Bank Plc, 3.102%, 8/07/09 (a)	40,100	40,100,000

Nordea Bank AB, 3.891%, 10/23/09 (a)	36,900	36,900,000

Total Corporate Notes		179,220,000

Funding Agreements — 2.9%

Genworth Life Insurance Co. (a)(d):
3.88%, 12/01/08	20,000	20,000,000
4.54%, 6/08/09	50,000	50,000,000

Jackson National Life Insurance Co., 4.22%, 5/01/09 (a)(d)	35,000	35,000,000

MetLife Insurance Co. of Connecticut, 2.96%, 3/03/09 (a)(d)	20,000	20,000,000

New York Life Insurance Co., 5.029%, 4/13/09 (a)(d)	54,055	54,055,000

Total Funding Agreements		179,055,000

U.S. Government Agency & Instrumentality Obligations — 5.9%

Federal Home Loan Bank Variable Rate Notes (a):
3.024%, 3/20/09	28,750	28,760,287
4.438%, 8/13/09	30,400	30,400,000
4.493%, 8/14/09	44,640	44,636,487

Freddie Mac Discount Notes (c):
2.07%, 12/15/08	78,000	77,798,175
2.13%, 12/30/08	48,000	47,829,600

Freddie Mac Variable Rate Notes (a):
3.076%, 9/25/09	84,025	84,002,729
3.17%, 9/28/09	51,000	50,988,502

Total U.S. Government Agency & Instrumentality Obligations		364,415,780

Repurchase Agreements — 2.3%

Barclays Capital Inc., purchased on 10/31/2008 to yield 0.25% to 11/03/2008, repurchase price of $116,636,430 collateralized by Freddie Mac 4.15% due 1/29/2013	116,634	116,634,000

Deutsche Bank Securities Inc., purchased on 10/31/2008 to yield 0.20% to 11/03/2008, repurchase price of $25,000,417 collateralized by Federal Home Loan Bank 4.875% due 12/14/2012 and Resolution Funding Strip due 7/15/2027	25,000	25,000,000

Total Repurchase Agreements		141,634,000

Total Investments (Cost — $6,356,008,527*) — 103.3%		6,356,008,527

Liabilities in Excess of Other Assets — (3.3)%		(200,311,521)

Net Assets — 100.0%		$6,155,697,006

See Notes to Financial Statements.

6	MERRILL LYNCH RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2008

Schedule of Investments (concluded)

*	Aggregate cost for federal income tax purposes.

(a)	Variable rate security. Rate is as of report date.

(b)	Issuer is a branch of foreign domiciled bank.

(c)	The interest rates shown reflect discount rates paid at time of purchase.

(d)	Restricted securities as to resale, representing 2.9% of net assets were as follows:

Issue	Acquisition Date	Cost	Value

Genworth Life Insurance Co.:
3.88%, 12/01/08	12/03/07	$20,000,000	$20,000,000
4.54%, 6/08/09	6/09/08	50,000,000	50,000,000
Jackson National Life Insurance Co., 4.22%, 5/01/09	5/01/08	35,000,000	35,000,000
MetLife Insurance Co. of Connecticut, 2.96%, 3/03/09	3/03/08	20,000,000	20,000,000
New York Life Insurance Co., 5.029%, 4/13/09	4/11/08	54,055,000	54,055,000

		$179,055,000	$179,055,000

See Notes to Financial Statements.

MERRILL LYNCH RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2008	7

Statement of Assets and Liabilities

October 31, 2008

Assets

Investments at value — unaffiliated (cost — $6,356,008,527)	$6,356,008,527
Cash	189
Interest receivable	10,543,981
Capital shares sold receivable	1,035,789
Prepaid expenses	615,841

Total assets	6,368,204,327

Liabilities

Investments purchased payable	142,002,093
Capital shares redeemed payable	67,396,272
Investment advisory fees payable	2,098,743
Other affiliates payable	727,467
Officer’s and Trustees’ fees payable	673
Other accrued expenses payable	282,073

Total liabilities	212,507,321

Net Assets	$6,155,697,006

Net Assets Consist of

Class I Shares, $0.10 par value, unlimited number of shares authorized	$603,055,405
Class II Shares, $0.10 par value, unlimited number of shares authorized	12,488,123
Paid-in capital in excess of par	5,539,891,753
Undistributed net investment income	15,179
Accumulated net realized gain	246,546

Net Assets	$6,155,697,006

Net Asset Value

Class I — Based on net assets of $6,030,809,268 and 6,030,554,049 shares outstanding	$1.00

Class II — Based on net assets of $124,887,738 and 124,881,232 shares outstanding	$1.00

See Notes to Financial Statements.

8	MERRILL LYNCH RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2008

Statement of Operations

Year Ended October 31, 2008

Investment Income

Interest and amortization of premium and discount earned	$208,246,982

Expenses

Investment advisory	23,427,197
Transfer agent — Class I	4,042,909
Transfer agent — Class II	156,931
Distribution — Class II	271,207
Accounting services	596,202
Registration	541,385
Printing	196,131
Custodian	149,635
Professional	93,468
Officer and Trustees	79,441
Miscellaneous	323,882

Total expenses	29,878,388
Less distribution fees waived — Class II	(271,207)

Total expenses after waiver	29,607,181

Net investment income	178,639,801

Realized Gain

Net realized gain on investments	246,546

Net Increase in Net Assets Resulting from Operations	$178,886,347

See Notes to Financial Statements.

MERRILL LYNCH RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2008	9

Statements of Changes in Net Assets

	Year Ended October 31,

Increase (Decrease) in Net Assets:	2008	2007

Operations

Net investment income	$178,639,801	$201,017,365
Net realized gain	246,546	67,208
Net change in unrealized appreciation/depreciation	—	434,809

Net increase in net assets resulting from operations	178,886,347	201,519,382

Dividends and Distributions to Shareholders From

Net investment income:
Class I	(174,396,802)	(194,498,760)
Class II	(4,242,999)	(6,518,605)
Net realized gain:
Class I	(50,660)	—
Class II	(1,369)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(178,691,830)	(201,017,365)

Capital Share Transactions

Net increase in net assets derived from capital share transactions	1,331,019,675	828,023,398

Net Assets

Total increase in net assets	1,331,214,192	828,525,415
Beginning of year	4,824,482,814	3,995,957,399

End of year	$6,155,697,006	$4,824,482,814

End of year undistributed net investment income	$15,179	$15,179

See Notes to Financial Statements.

10	MERRILL LYNCH RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2008

Financial Highlights

	Class I					Class II

	Year Ended October 31,					Year Ended October 31,

	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0317	0.0488	0.0425	0.0233	0.0075	0.0313	0.0486	0.0426	0.0232	0.0055
Net realized and unrealized gain (loss)	0.0000 [1]	0.0002	0.0007	(0.0003)	(0.0004)	0.0000 [1]	(0.0017)	0.0007	(0.0003)	(0.0004)

Net increase from investment operations	0.0317	0.0490	0.0432	0.0230	0.0071	0.0313	0.0469	0.0433	0.0229	0.0051

Dividends and distributions from:
Net investment income	(0.0317)	(0.0488)	(0.0425)	(0.0233)	(0.0075)	(0.0313)	(0.0486)	(0.0426)	(0.0232)	(0.0055)
Net realized gain	(0.0000)[2]	(0.0000)	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]

Total dividends and distributions	(0.0317)	(0.0488)	(0.0425)	(0.0233)	(0.0075)	(0.0313)	(0.0486)	(0.0426)	(0.0232)	(0.0055)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Total investment return	3.22%	5.00%	4.30%	2.35%	0.75%	3.17%	4.98%	4.31%	2.34%	0.55%

Ratios to Average Net Assets

Total expenses after waiver	0.51%	0.57%	0.59%	0.59%	0.58%	0.55%	0.59%	0.59%	0.61%	0.78%

Total expenses	0.51%	0.57%	0.59%	0.59%	0.58%	0.75%	0.79%	0.79%	0.61%	0.78%

Net investment income and net realized gain	3.09%	4.89%	4.28%	2.27%	0.74%	3.12%	4.86%	4.27%	2.28%	0.54%

Supplemental Data

Net assets, end of year (000)	$6,030,809	$4,684,640	$3,864,470	$3,368,462	$4,388,882	$124,888	$139,842	$131,487	$132,251	$155,522

[1]	Amount is less than $0.0001 per share.

[2]	Amount is less than $(0.0001) per share.

See Notes to Financial Statements.

MERRILL LYNCH RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2008	11

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

Merrill Lynch Retirement Reserves Money Fund (the “Fund”) is a series of Merrill Lynch Retirement Series Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company which will comprise a series of separate portfolios offering separate classes of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a subsidiary of Merrill Lynch & Co., Inc. (“Merrill Lynch”), acts as passive custodian. The Trust is organized as a Massachusetts business trust. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Class I and Class II Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class II Shares bear certain expenses related to the distribution of such shares. At the present time, the Fund is the only series offered.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Fund securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. The Fund seeks to maintain the net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Fund may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a segregated account by the Fund’s custodian. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities. Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective April 30, 2008, the Fund implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund’s financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the years ended October 31, 2005 through October 31, 2007. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. In September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4 (the “FSP”), “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161,” was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies

12	MERRILL LYNCH RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2008

Notes to Financial Statements (continued)

the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among the funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Fund. For such services, the Fund pays the Advisor a monthly fee based upon the Fund’s average daily net assets at the following annual rates: 0.50% of the Fund’s average daily net assets not exceeding $1 billion; 0.45% of average daily net assets in excess of $1 billion but not exceeding $2 billion; 0.40% of average daily net assets in excess of $2 billion but not exceeding $3 billion; 0.375% of average daily net assets in excess of $3 billion but not exceeding $4 billion; 0.35% of average daily net assets in excess of $4 billion but not exceeding $7 billion; 0.325% of average daily net assets in excess of $7 billion but not exceeding $10 billion; 0.30% of average daily net assets in excess of $10 billion but not exceeding $15 billion; and 0.29% of average daily net assets in excess of $15 billion.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Institutional Management Corp. (“BIMC”), an affiliate of the Advisor, under which the Advisor pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

For the year ended October 31, 2008, the Fund reimbursed the Advisor $98,643, for certain accounting services, which is included in accounting services in the Statement of Operations.

Effective October 1, 2008, the Fund has entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, Inc. (“BII”), which replaced FAM Distributors, Inc. (“FAMD”) and BlackRock Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributors”) as the sole distributor of the Fund. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. BII and BDI are affiliates of BlackRock, Inc. The distribution fees did not change as a result of this transaction.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor a distribution fee. The fee is accrued daily and paid monthly at the annual rate of 0.20% of the Fund’s average daily net assets attributable to Class II Shares sold by the Distributor. The Distributor contractually agreed to waive such fees.

Financial Data Services, Inc. (“FDS”), a wholly owned subsidiary of Merrill Lynch and an affiliate of the Advisor, is the Fund’s transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates. The Fund reimburses the Advisor for compensation paid to the Fund’s Chief Compliance Officer.

3. Income Tax Information:

The tax character of distributions paid during the fiscal years ended October 31, 2008 and October 31, 2007 was as follows:

	10/31/2008	10/31/2007

Distributions paid from:
Ordinary income	$178,678,561	$201,017,365
Long-term capital gain	13,269	—

Total taxable distributions	178,691,830	201,017,365

As of October 31, 2008, the tax components of distributable earnings were as follows:

Undistributed ordinary income	$261,725

Total accumulated net earnings	$261,725

MERRILL LYNCH RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2008	13

Notes to Financial Statements (concluded)

4. Capital Share Transactions:

Because the Fund has sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the dollar shown for such transactions.

Transactions in shares for each year were as follows:

Class I Shares	Year Ended October 31, 2008	Year Ended October 31, 2007

Shares sold	17,942,239,165	15,495,809,919
Shares issued to shareholders in reinvestment of dividends and distributions	174,447,462	194,468,365

Total issued	18,116,686,627	15,690,278,284
Shares redeemed	(16,770,707,935)	(14,870,841,349)

Net increase	1,345,978,692	819,436,935

Class II Shares

Shares sold	236,923,314	270,591,051
Shares issued to shareholders in reinvestment of dividends and distributions	4,244,368	6,518,605

Total issued	241,167,682	277,109,656
Shares redeemed	(256,126,699)	(268,523,193)

Net increase (decrease)	(14,959,017)	8,586,463

5. Federal Insurance:

The Fund participates in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). As a result of the Fund’s participation in the Program, in the event the Fund’s net asset value falls below $0.995 per share, shareholders in the Fund will have federal insurance up to the lesser of the amount of a shareholder’s balance in the Fund as of the close of business on September 19, 2008, or the amount held in the Fund by the shareholder on the date that the guarantee is triggered. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19, 2008 and any future investments after a shareholder has closed their account will not be guaranteed. As a participant of the program, which expires April 30, 2009, the Fund has paid a participation fee of 0.01% for the period September 19, 2008 through December 18, 2008 and will pay 0.015% for the period December 19, 2008 through April 30, 2009 of the Fund’s shares outstanding value as of September 19, 2008.

6. Subsequent Event:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of BlackRock, Inc. The purchase has been approved by the shareholders and directors of both companies and certain regulators. Subject to other regulatory approvals, the transaction is expected to close on or about December 31, 2008.

14	MERRILL LYNCH RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2008

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust (the “Trust”) as of October 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust as of October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
December 24, 2008

Important Tax Information (Unaudited)

BlackRock Retirement Reserves Money Fund distributed long-term capital gains of $0.000003 to shareholders of record on December 31, 2007.

MERRILL LYNCH RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2008	15

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Merrill Lynch Retirement Series Trust (the “Trust”) met in person in April and June 2008 to consider the approval of the advisory agreement (the “Advisory Agreement”) between the Trust and BlackRock Advisors, LLC (the “Advisor”) with respect to Merrill Lynch Retirement Reserves Money Fund, a series of the Trust (the “Fund”). The Board also considered the approval of the subadvisory agreement between the Advisor and BlackRock Institutional Management Corporation (the “Subadvisor”) with respect to the Fund (the “Subadvisory Agreement”). The Advisor and the Subadvisor are referred to herein as “BlackRock.” The Advisory Agreement and the Subadvisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Trustees are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are both Independent Trustees. The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by, Independent Trustees.

The Agreements

Upon the consummation of the combination of BlackRock’s investment management business with Merrill Lynch & Co., Inc.’s investment management business, including Merrill Lynch Investment Managers, L.P. and certain affiliates (the “Transaction”), the Trust entered into the Advisory Agreement with the Advisor with an initial two-year term and the Advisor entered into the Subadvisory Agreement with the Subadvisor with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of each Agreement’s initial two-year term, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided to the Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management’s and portfolio managers’ analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for marketing and distribution; (c) the Fund’s operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s investment objective, policies and restrictions, (e) the Trust’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) valuation and liquidity procedures; and (j) periodic overview of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2008 meeting at which approval of the Agreements was to be considered, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on the Fund’s fees and expenses and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (“Peers”); (b) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Trust, and a discussion of fall-out benefits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds under similar investment mandates, as well as the performance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding the Fund’s shares; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 16, 2008 meeting, the Board requested and subsequently received from BlackRock (i) comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding Fund profitability, Fund size and Fund fee levels; and (iv) additional information on sales and redemptions.

16	MERRILL LYNCH RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of portfolio holdings of the Fund, and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund. The Board did not identify any particular information as controlling, and each Trustee may have attributed different weights to the various items considered.

At an in-person meeting held on April 16, 2008, the Board discussed and considered the proposed renewal of the Agreements. As a result of the discussions, the Board requested and BlackRock provided additional information, as detailed above, in advance of the June 3 – 4, 2008 Board meeting. At the in-person meeting held on June 3 – 4, 2008, the Board, including the Independent Trustees, unanimously approved the continuation of (a) the Advisory Agreement between the Advisor and the Trust with respect to the Fund for a one-year term ending June 30, 2009 and (b) the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the Fund for a one-year term ending June 30, 2009. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (i) the nature, extent and quality of the services provided by BlackRock; (ii) the investment performance of the Fund and BlackRock portfolio management; (iii) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Fund; and (iv) economies of scale.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. The Board compared the Fund’s performance to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally, and of the Fund’s portfolio management team; BlackRock’s portfolio trading capabilities; BlackRock’s use of technology; BlackRock’s commitment to compliance; and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock’s compensation structure with respect to the portfolio management team of the Fund and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (a) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (b) assisting with daily accounting and pricing; (c) overseeing and coordinating the activities of other service providers; (d) organizing Board meetings and preparing the materials for such Board meetings; (e) providing legal and compliance support; and (f) performing other administrative functions necessary for the operation of the Trust, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Trustees, also reviewed and considered the performance history of the Fund. In preparation for the April 16, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select the peer funds. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted with favor that BlackRock had generally avoided significant credit quality and liquidity issues in the challenging fixed-income market that prevailed during the past 18 months.

The Board noted that the Fund’s performance was at or above the median of its Peers during each of the one-, three- and five-year periods reported.

MERRILL LYNCH RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2008	17

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from the Relationship with the Fund: The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s total expenses to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided to the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Fund. The Board reviewed BlackRock’s profitability with respect to the Fund and each fund the Board currently oversees for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution, as pertinent, of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Board.

The Board noted that although the Fund paid contractual advisory fees higher than the median of its Peers, the Fund had actual total expenses below the median of its Peers.

The Board also took into account that the advisory fee arrangement with respect to the Fund includes breakpoints that adjust the fee rate downward as the size of the Fund increases, thereby allowing shareholders the potential to participate in economies of scale.

D. Economies of Scale: The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale. The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the anticipated efficiencies in the processes of BlackRock’s overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Fund’s management fee is appropriate in light of the scale of the Fund.

E. Other Factors: The Board also took into account other ancillary or “fall-out” benefits that BlackRock may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research, obtained by soft dollars generated by certain mutual fund transactions, to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and trade execution practices throughout the year.

Conclusion

The Board approved the continuation of (a) the Advisory Agreement between the Advisor and the Trust with respect to the Fund for a one-year term ending June 30, 2009 and (b) the Subadvisory Agreement between the Advisor and Subadvisor with respect to the Fund for a one-year term ending June 30, 2009. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and the Fund’s shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the results of several years of review by the Trustees and predecessor Trustees, and discussions between the Trustees (and predecessor Trustees) and BlackRock (and predecessor advisors). Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

18	MERRILL LYNCH RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2008

Officers and Trustees as of October 31, 2008

Name, Address and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Non-Interested Trustees[1]

Ronald W. Forbes 40 East 52nd Street New York, NY 10022 1940	Co-Chair of the Board of Trustees and Trustee	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	34 Funds 81 Portfolios	None

Rodney D. Johnson 40 East 52nd Street New York, NY 10022 1941	Co-Chair of the Board of Trustees and Trustee	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2002; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2003; Director, The Committee of Seventy (civic) since 2006.

				34 Funds 81 Portfolios	None

David O. Beim 40 East 52nd Street New York, NY 10022 1940	Trustee	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Formerly Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.

				34 Funds 81 Portfolios	None

Dr. Matina Horner 40 East 52nd Street New York, NY 10022 1939	Trustee	Since 2007	Formerly Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	34 Funds 81 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 40 East 52nd Street New York, NY 10022 1939	Trustee and Member of the Audit Committee	Since 2002

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director of Cerego, LLC (software development and design) since 2005.

				34 Funds 81 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 40 East 52nd Street New York, NY 10022 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	34 Funds 81 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 40 East 52nd Street New York, NY 10022 1947	Trustee	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Partner, Amarna Corporation, LLC (private investment company) since 2002; Director, WQED Multimedia (PBS and Multimedia, a not-for-profit company) since 2002; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partner, LP (private investment) since 1998.

				34 Funds 81 Portfolios	Greenlight Capital Re, Ltd (reinsurance company)

Robert C. Robb, Jr. 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	34 Funds 81 Portfolios	None

Toby Rosenblatt 40 East 52nd Street New York, NY 10022 1938	Trustee	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director of Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) since 1997; Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly Trustee, Metropolitan Series Funds, Inc. from 2001 to 2005.

				34 Funds 81 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

MERRILL LYNCH RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2008	19

Officers and Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Non-Interested Trustees[1] (concluded)

Kenneth L. Urish 40 East 52nd Street New York, NY 10022 1951	Chair of the Audit Committee and Trustee	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member/ Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2007; President and Trustee, Pittsburgh Catholic Publishing Associates since 2003; Formerly Director, Inter-Tel from 2006 to 2007.

				34 Funds 81 Portfolios	None

Frederick W. Winter 40 East 52nd Street New York, NY 10022 1945	Trustee and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Indotronix International (IT services) since 2004; Director, Tippman Sports (recreation) since 2005.

				34 Funds 81 Portfolios	None

[1]	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

[2]

Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain trustees as joining the Fund’s board in 2007, each trustee first became a member of the board of trustees of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim since 1998; Ronald W. Forbes since 1977; Matina Horner since 2004; Rodney D. Johnson since 1995; Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph P. Platt since 1999; Robert C. Robb, Jr. since 1999; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999; and Frederick W. Winter since 1999.

Interested Trustees[3]

Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 2007

Managing Director, BlackRock, Inc. since 2005; Formerly Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Formerly Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Formerly Chairman, SSR Realty from 2000 to 2004

			184 Funds 295 Portfolios	None

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Trustee	Since 2007

Consultant, BlackRock, Inc. since 2007; Formerly Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			184 Funds 295 Portfolios	None

[3]

Mr. Davis is an “interested person,” as defined in the Investment Company Act of 1940, of the Fund based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Fund due to his consulting arrangement with BlackRock, Inc. as well as his ownership of BlackRock, Inc. and PNC securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

20	MERRILL LYNCH RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2008

Officers and Trustees (concluded)

Name, Address and Year of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past Five Years

Fund Officers[1]

Donald C. Burke 40 East 52nd Street New York, NY 10022 1960	Fund President and Chief Executive Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006; First Vice President thereof from 1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	Vice President	Since 2007

Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2006; Head of BlackRock’s Mutual Fund Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986 and from 1988 to 2000, most recently as First Vice President and Operating Officer of the Mergers and Acquisitions Group.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the MLIM/FAM-advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer of the Fund	Since 2007

Chief Compliance Officer of the BlackRock-advised Funds since 2007; Anti-Money Laundering Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior Counsel thereof from 1998 to 2000; Formerly Senior Counsel of The PNC Bank Corp. from 1995 to 1998.

Howard B. Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

[1]	Officers of the Fund serve at the pleasure of the Board of Trustees.

Further information about the Fund’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Accounting Agent	Custodian	Transfer Agent	Independent Registered Public	Legal Counsel
State Street Bank and Trust Company Princeton, NJ 08540	The Bank of New York Mellon New York, NY 10286	Financial Data Services, Inc. Jacksonville, FL 32246-6484	Accounting Firm Deloitte & Touche LLP Princeton, NJ 08540	Sidley Austin LLP New York, NY 10019

MERRILL LYNCH RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2008	21

Additional Information

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

22	MERRILL LYNCH RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2008

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

MERRILL LYNCH RETIREMENT RESERVES MONEY FUND	OCTOBER 31, 2008	23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency other than with respect to the Fund’s participation in the U.S. Treasury Department Guarantee Program for Money Market Funds disclosed in this annual report. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be a representation of future performance. For current month-end performance information, call (800) 882-0052. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Merrill Lynch Retirement Reserves Money Fund
Of Merrill Lynch Retirement Series Trust
100 Bellevue Parkway
Wilmington, DE 19809

#10262 — 10/08

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust	$31,300	$35,000	$0	$0	$6,100	$6,100	$749	$743

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

        The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust	$294,349	$291,343

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $287,500, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –	Exhibits attached hereto
12(a)(1) –	Code of Ethics – See Item 2
12(a)(2) –	Certifications – Attached hereto
12(a)(3) –	Not Applicable
12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: December 19, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: December 19, 2008